NOTE AND LOANS PAYABLE (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 12, 2017	Jul. 31, 2017	Jul. 30, 2017	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Loan principal amount					$ 973,465		$ 973,465		$ 1,328,265
Accrued interest					33,084		33,084		37,109
Other expense									100,000
Interest expense					704,974	$ 99,043	1,231,779	$ 168,281	747,944	21,796
Unamortized debt discount									(14,352)
Note payable					200,000		200,000
Loans payable					1,832,873		1,832,873		1,740,258
Proceeds received in connection with a profit share arrangement									300,000
CFTB [Member]
Loan amount									98,267
Interest expense							405,163		$ 2,173,808
Discount on movie based future revenue							$ 2,173,808
Discount on movie based future revenue estimated life							5 years
Interest expense estimated life									5 years
Unamortized debt discount					1,180,163		$ 1,180,163		$ 873,267
CFTB [Member] | Loan and security agreement [Member]
Loan principal amount	$ 25,000
Interest, Due Date				Aug. 15, 2017
Loan and security agreement in percent				12.00%
Description of maturity date				The 12% secured loan and all accrued interest is due on August 15, 2017
Loan amount				$ 400,000					10,648
Proceeds from loan				350,000
Loan Processing Fee				50,000			25,000		25,000
Accrued interest					42,062		42,062		14,488
Capitalized interest expense							50,000		50,000
Debt issuance cost					$ 25,000		$ 25,000		$ 25,000
Extended maturity date							Dec. 01, 2017		Dec. 01, 2017
Adjusted gross revenue					6.00%		6.00%
Profit consideration for agreement percentage							6.00%
Interest expense							$ 537,614		$ 537,614
Discount on movie based future revenue estimated life							5 years
Interest expense estimated life									5 years
Unamortized debt discount					$ (14,352)		$ (14,352)
Denominations amount		$ 100,000
Extended maturity date description		extend the maturity date to December 1, 2017 from August 15, 2017
CFTB [Member] | Loan and security agreement [Member] | Loans Payable [Member]
Loan amount									$ 28,078
Interest expense							154,245
Unamortized debt discount					579,245		579,245		438,726
CFTB [Member] | Guarantee Agreement [Member]
Other expense									100,000
Pay back the lender									400,000
Guarantor paid									$ 10,000
Payment Terms									per week
Proceeds received in connection with a profit share arrangement							300,000		$ 300,000
CFTB GA [Member]
Loan and security agreement in percent		12.00%
Proceeds from loan		$ 98,465
CFTB GA [Member] | Unrelated party [Member]
Proceeds from loan				$ 300,000
CFTB GA [Member] | Unrelated party [Member] | June 2017 and July 2017 [Member]
Proceeds from loan							284,800		284,800
CFTB GA [Member] | Unrelated party [Member] | Lender [Member] | November 2017 [Member]
Decrease in film production cost							327,880
Decrease in accounts payable							43,080
Loan discharged and considered paid off							284,800
CFTB GA [Member] | Unrelated party [Member] | Loans Payable Two [Member]
Accrued interest					7,058		7,058
Payment Terms		2 weeks
Loans payable					73,465		73,465
Repayment of loan	$ 25,000	$ 25,000
Proceeds from issuance of notes		$ 25,000
CFTB GA [Member] | Unrelated party [Member] | Loans Payable One [Member]
Payment Terms		2 weeks
Proceeds from issuance of notes		$ 20,000
CFTB GA [Member] | Unrelated party [Member] | Loans Payable One [Member] | Lender [Member]
Loan discharged and considered paid off		20,000
CFTB GA [Member] | Loan agreement [Member]
Proceeds from loan		500,000	$ 500,000
CFTB GA [Member] | Loan agreement [Member] | July 2017 and August 2017 [Member]
Proceeds from loan		$ 450,000	$ 450,000
CFTB GA [Member] | Loan agreement [Member] | Lender [Member]
Description of maturity date		If such additional loan was not paid within 90 days	If such additional loan was not paid within 90 days
Loan amount		$ 500,000	$ 500,000
Capitalized interest expense									$ 25,000
Corresponding increase in debt		25,000	25,000
Note payable		$ 25,000	25,000
Net profit in movie		50.00%
Repayment of loan		$ 525,000	$ 525,000
Ownership percentage decrease		37.00%
Remaining ownership percentage		50.00%
Unsecured Promissory Note [Member]
Interest expense							10,000
Note payable					$ 200,000		200,000
Debt instrument, periodic payment interest							$ 10,000
Frequency of periodic payments							Monthly